REALTYCRUNCH ACQUISITION - Schedule of fair values of the acquired assets and assumed liabilities (Details) - RealtyCrunch Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 11, 2021
Disclosure of detailed information about business combination [line items]
Proprietary technology	$ 563
Goodwill	602
Total Purchase Price	1,165
Cash Paid	1,100	$ 1,100
Warrants Issued	$ 65